Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	[1]	166,613,948	163,106,615
Ordinary shares, shares outstanding (in Shares)	[1]	166,613,948	163,106,615

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.